Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Mar. 31, 2022
Condensed Financial Information of the Parent Company [Abstract]
Schedule of balance sheet
	As of March 31,
	2021	2022
	RMB	RMB
ASSETS
Current assets
Cash and Cash Equivalents	6	1
Prepaid expenses and other current assets	13,801	23,195
Inter-company receivable	-	73,345
Non-current assets
Investment in subsidiary	32,181	1,610
Total assets	45,988	98,151

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Inter-company payable	20,380	31,492
Due to related parties	299	289
Other payables and accrued liabilities	131	1,382
Total liabilities	20,810	33,163

Shareholders’ equity
Preference share, par value US$0.0001; Authorized:10,000,000 shares; none issued and outstanding as at March 31, 2021 and March 31, 2022
Ordinary shares, par value US$0.0001; Authorized:140,000,000 shares; Issued and outstanding: 4,517,793 shares as at March 31, 2021 and 8,267,793 shares as at March 31, 2022	4	5
Additional paid-in capital	73,217	152,236
Accumulated deficit	(49,444)	(88,277)
Accumulated other comprehensive income	1,401	1,024
Total shareholders’ equity	25,178	64,988
Total liabilities and shareholders’ equity	45,988	98,151

Schedule of comprehensive loss
	Year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB

Loss from equity method investments	(18,581)	(12,618)	(32,350)
Operating expenses	(3,120)	(4,009)	(6,483)
Net loss	(21,701)	(16,627)	(38,833)
Foreign currency translation difference	(837)	1,868	(377)
Comprehensive loss	(22,538)	(14,759)	(39,210)

Schedule of cash flows
	Year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB

CASH FLOW FROM OPERATING ACTIVTIES
Net loss	(21,701)	(16,627)	(38,833)
Adjustments to reconcile net income to net cash provided by operating activities:
Equity loss of subsidiaries	18,581	12,618	32,350
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(2,333)	(8,424)	(1,173)
Inter-company balances (i)	5,437	12,206	8,000
Related parties	16	(23)	-
Other payables and accrued liabilities	-	131	1,269
Net cash used in operating activities	-	(119)	1,613
Effect of exchange rate changes on cash and cash equivalent and restricted cash		125	(1,618)
Net change in cash and cash equivalent	-	6	(5)
Cash and cash equivalents, beginning of year	-	-	6
Cash and cash equivalents, end of year	-	6	1